SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2022
Schedule of Condensed Income Statements

12/31/2022	Spain	Mexico	Colombia	Other Operations	Supporting	Eliminations	Total Group
Revenue	60,043	45,518	7,007	3,179	56,310	(56,310)	115,747
Personnel expenses	(559)	(1,184)	(178)	(875)	(12,505)	-	(15,301)
Depreciation and amortization	(51)	(21)	(4)	(125)	(355)	-	(556)
Other operating expenses	(53,521)	(74,074)	(14,315)	(9,383)	(60,770)	56,298	(155,765)
Operating expenses	(54,131)	(75,279)	(14,497)	(10,383)	(73,630)	56,298	(171,622)
OPERATING INCOME/(LOSS)	5,912	(29,761)	(7,490)	(7,204)	(17,320)	(12)	(55,875)
Finance income	256	3,366	1,477	1,344	25,327	(6,667)	25,103
Finance costs	(1)	(2,724)	(1,776)	290	(57,385)	48,953	(12,643)
Net financial results	255	642	(299)	1,634	(32,058)	42,286	12,460
NET INCOME/(LOSS) BEFORE TAX	6,167	(29,119)	(7,789)	(5,570)	(49,378)	42,274	(43,415)
Income tax benefit/(expense)	(576)	10	(4)	(4)	(2,406)	12	(2,968)
NET INCOME/(LOSS) FOR THE YEAR	5,591	(29,109)	(7,793)	(5,574)	(51,784)	42,286	(46,383)
Attributable to equity holders of the Parent	5,591	(29,108)	(7,793)	(5,574)	(51,784)	42,286	(46,382)
Attributable to non-controlling interests	-	(1)	-	-	-	-	(1)

12/31/2021	Spain	Mexico	Colombia	Other Operations	Supporting	Eliminations	Total Group
Revenue	49,753	24,908	3,976	989	39,547	(38,920)	80,253
Personnel expenses	(359)	(407)	(95)	(283)	(5,934)	(2)	(7,080)
Depreciation and amortization	(150)	(7)	(3)	(100)	(462)	1	(721)
Other operating expenses (*)	(47,947)	(36,812)	(7,853)	(2,314)	(51,615)	3,060	(143,481)
Operating expenses	(48,456)	(37,226)	(7,951)	(2,697)	(58,011)	3,059	(151,282)
OPERATING INCOME/(LOSS)	1,297	(12,318)	(3,975)	(1,708)	(18,464)	(35,861)	(71,029)
Finance income	(5)	242	4	32	14,437	(10,167)	4,543
Finance costs	-	(7)	(28)	(2)	(10,649)	10,125	(561)
Net financial results	(5)	235	(24)	30	3,788	(42)	3,982
NET INCOME/(LOSS) BEFORE TAX	1,292	(12,083)	(3,999)	(1,678)	(14,676)	(35,903)	(67,047)
Income tax benefit/(expense)	(68)	-	-	(7)	(891)	-	(966)
NET INCOME/(LOSS) FOR THE YEAR	1,224	(12,083)	(3,999)	(1,685)	(15,567)	(35,903)	(68,013)
Attributable to equity holders of the Parent	1,224	(12,083)	(3,999)	(1,685)	(15,567)	(35,957)	(68,067)
Attributable to non-controlling interests	-	-	-	-	-	54	54

*	Include the transaction costs of the Business Combination as described in Note 2.

12/31/2020	Spain	Mexico	Colombia	Other Operations	Supporting	Eliminations	Total Group
Revenue	48,279	18,422	2,355	329	31,046	(29,934)	70,497
Personnel expenses	(275)	(18)	(108)	(174)	(4,582)	-	(5,157)
Depreciation and amortization	(470)	(1)	(2)	(3)	(456)	-	(932)
Other operating expenses	(43,230)	(26,277)	(3,497)	(289)	(35,298)	29,934	(78,657)
Operating expenses	(43,975)	(26,296)	(3,607)	(466)	(40,336)	29,934	(84,746)
OPERATING INCOME/(LOSS)	4,304	(7,874)	(1,252)	(137)	(9,290)	-	(14,249)
Finance income	-	-	-	-	602	(434)	168
Finance costs	(332)	7	-	(101)	(696)	434	(688)
Net financial results	(332)	7	-	(101)	(94)	-	(520)
NET INCOME/(LOSS) BEFORE TAX	3,972	(7,867)	(1,252)	(238)	(9,384)	-	(14,769)
Income tax benefit/(expense)	(1,077)	-	-	118	(551)	-	(1,510)
NET INCOME/(LOSS) FOR THE YEAR	2,895	(7,867)	(1,252)	(120)	(9,935)	-	(16,279)
Attributable to equity holders of the Parent	2,895	(7,867)	(1,252)	(115)	(9,935)	-	(16,274)
Attributable to non-controlling interests	-	-	-	(5)	-	-	(5)

Schedule of Financial Position

12/31/2022	Spain	Mexico	Colombia	Other Operations	Supporting	Eliminations	Total Group
Non-current assets	29	70	7	38	111,129	(110,290)	983
Current assets	31,665	4,787	5,133	2,594	180,924	(156,778)	68,325
Trade receivables and other current assets	13,460	2,132	3,261	742	33,814	(45,667)	7,742
Current financial assets	10,476	1,995	873	696	103,816	(111,081)	6,775
Cash and cash equivalents	7,729	660	999	1,156	43,294	(30)	53,808
Total Assets	31,694	4,857	5,140	2,632	292,053	(267,068)	69,308
EQUITY	19,883	(47,067)	(1,554)	(6,057)	169,899	(110,557)	24,547
NON-CURRENT LIABILITIES	-	-	-	-	2,008	-	2,008
CURRENT LIABILITIES	11,811	51,924	6,694	8,689	120,146	(156,511)	42,753
Lease obligations	-	-	-	-	-	-	-
Provisions	-	-	-	-	-	-	-
Borrowings	306	37,657	68	6,251	99,986	(140,025)	4,243
Trade payables and other current liabilities	11,505	14,267	6,626	2,438	20,160	(16,486)	38,510
Total EQUITY AND LIABILITIES	31,694	4,857	5,140	2,632	292,053	(267,068)	69,308

12/31/2021	Spain	Mexico	Colombia	Other Operations	Supporting	Eliminations	Total Group
Non-current assets	73	29	9	107	97,854	(97,466)	606
Current assets	23,831	5,392	3,715	1,919	161,851	(92,039)	104,669
Trade receivables and other current assets	13,353	1,734	1,337	559	37,720	(48,841)	5,862
Current financial assets	7,022	1,084	798	329	37,833	(43,167)	3,899
Cash and cash equivalents	3,456	2,574	1,580	1,031	86,298	(31)	94,908
Total Assets	23,904	5,421	3,724	2,026	259,705	(189,505)	105,275
EQUITY	14,259	(15,494)	(3,990)	(799)	172,734	(98,556)	68,154
NON-CURRENT LIABILITIES	-	-	-	-	5,513	-	5,513
CURRENT LIABILITIES	9,645	20,915	7,714	2,825	81,458	(90,949)	31,608
Lease obligations	-	-	-	-	-	-	-
Provisions	-	-	-	-	-	-	-
Borrowings	1,776	1,209	2,077	577	62,647	(65,302)	2,984
Trade payables and other current liabilities	7,869	19,706	5,637	2,248	18,811	(25,647)	28,624
Total EQUITY AND LIABILITIES	23,904	5,421	3,724	2,026	259,705	(189,505)	105,275